UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D. C.  20549
FORM 13F
FORM 13F COVER PAGE


Report for the Quarter Ended:  March 31, 2008
Check here if Amendment [X ];
Amendment Number:  _______1_________
This Amendment (Check only one.):
[ ] is a restatement.
[ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:		Albion Financial Group
Address: 	812 East 2100 South
		Salt Lake City, UT  84106

13F File Number:	28-6676

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.


Person Signing this Report:

Name:		John Q. Bird
Title:		Executive Vice-President
Phone:		801-487-3700

Signature, Place, and Date of Signing:



John Q. Bird		Salt Lake City, Utah		May 23, 2011

Report Type:
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:			0
Form 13F Information Table Entry Total: 		85
Form 13F Information Table Value Total in Thousands: 	$ 280,832

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      651     8219 SH       Sole                                       8219
Akamai Technologies, Inc.      COM              00971T101    13056   463654 SH       Sole                                     463654
Apple Computer, Inc.           COM              037833100      511     3560 SH       Sole                                       3560
Aptargroup, Inc.               COM              038336103      521    13384 SH       Sole                                      13384
Atheros Communications, Inc.   COM              04743p108     3340   160281 SH       Sole                                     160281
Atwood Oceanics Inc.           COM              050095108      702     7650 SH       Sole                                       7650
BP Amoco PLC                   COM              055622104      506     8338 SH       Sole                                       8338
Bank of America Corp.          COM              060505104      637    16808 SH       Sole                                      16808
Berkshire Hathaway CL B        COM              084670207      210       47 SH       Sole                                         47
Bluephoenix Solutions, Ltd     COM              M20157109     1585   189865 SH       Sole                                     189865
Cameron International Corp     COM              13342b105     1411    33876 SH       Sole                                      33876
Ceragon Networks Ltd.          COM              m22013102     3245   343395 SH       Sole                                     343395
China Fire & Security Group In COM              16938R103     1299   185281 SH       Sole                                     185281
China Medical Technologies, In COM              169483104     9405   228876 SH       Sole                                     228876
Cisco Systems                  COM              17275R102     9719   403452 SH       Sole                                     403452
Dentsply International Inc.    COM              249030107    10034   259942 SH       Sole                                     259942
Eastman Chemical Co.           COM              277432100      974    15602 SH       Sole                                      15602
Exact Identification Corp.     COM              300626108        0    10000 SH       Sole                                      10000
Exxon Mobil Corp.              COM              30231G102     3859    45621 SH       Sole                                      45621
Focus Media Holding Limited -  COM              34415v109    10443   297111 SH       Sole                                     297111
General Electric               COM              369604103    23190   626595 SH       Sole                                     626595
Google Inc.                    COM              38259P508      558     1267 SH       Sole                                       1267
Harris Corporation             COM              413875105      252     5200 SH       Sole                                       5200
Hewlett-Packard Co.            COM              428236103      215     4711 SH       Sole                                       4711
Honeywell International Inc.   COM              438516106      226     4000 SH       Sole                                       4000
Jinpan Intl Ltd                COM              G5138L100     1747    58450 SH       Sole                                      58450
Johnson & Johnson              COM              478160104      378     5829 SH       Sole                                       5829
Microsoft Corp.                COM              594918104      243     8572 SH       Sole                                       8572
Mindray Medical Intl Ltd.      COM              602675100      812    28065 SH       Sole                                      28065
NICE-Systems Ltd. ADR          COM              653656108    12785   453038 SH       Sole                                     453038
Natl Oilwell Varco             COM              637071101    12328   211163 SH       Sole                                     211163
Procter & Gamble Co.           COM              742718109    11008   157095 SH       Sole                                     157095
Questar Corp.                  COM              748356102      213     3764 SH       Sole                                       3764
Royal Dutch Shell A            COM              780259206      211     2600 SH       Sole                                       2600
Schlumberger Ltd.              COM              806857108     1665    19136 SH       Sole                                      19136
Stericycle, Inc                COM              858912108    14078   273364 SH       Sole                                     273364
Suntech Power Holdings         COM              86800C104    10777   265705 SH       Sole                                     265705
Thermo Fisher Scientific       COM              883556102    11291   198647 SH       Sole                                     198647
Union Pacific Corp.            COM              907818108      312     2488 SH       Sole                                       2488
VCA Antech, Inc.               COM              918194101      496    18125 SH       Sole                                      18125
Videolocity Internatinal Inc.  COM              92658y206        0    20000 SH       Sole                                      20000
Wells Fargo & Co.              COM              949746101      354    12178 SH       Sole                                      12178
Yamana Gold Inc.               COM              98462y100     8266   565405 SH       Sole                                     565405
Zions Bancorp                  COM              989701107      276     6050 SH       Sole                                       6050
Zoltek Companies Inc           COM              98975W104     2237    84349 SH       Sole                                      84349
Market Vectors - Gold Miners   COM              57060u100      522    10939 SH       Sole                                      10939
Powershares QQQ Tr Ser 1       COM              73935a104      971    22201 SH       Sole                                      22201
Powershares Wilderhill Energy  COM              73935X500     1007    51380 SH       Sole                                      51380
Sector SPDR TR SBI Utilities R COM              81369Y886      567    14936 SH       Sole                                      14936
Standard & Poors Depository Re COM              78462F103      265     2009 SH       Sole                                       2009
Ultrashort Russell2000 Proshar COM              74347r834    30249   364888 SH       Sole                                     364888
iShares Goldman Sachs Natural  COM              464287374     1766    13825 SH       Sole                                      13825
iShares Russell Midcap Index F COM              464287499     1781    19033 SH       Sole                                      19033
BLDRS Emerging Markets Index F COM              09348r300      324     6663 SH       Sole                                       6663
iShares FTSE/Xinhua China 25 I COM              464287184      775     5732 SH       Sole                                       5732
iShares MSCI Canada            COM              464286509      812    26779 SH       Sole                                      26779
iShares MSCI Emerging Market I COM              464287234     1572    11701 SH       Sole                                      11701
iShares S&P Global             COM              464288711      298     4690 SH       Sole                                       4690
iShares Lehman 1-3 Yr          COM              464287457      738     8763 SH       Sole                                       8763
iShares TR Treas Inflation     COM              464287176      969     8819 SH       Sole                                       8819
iShares iBoxx $ High Yield Cor COM              464288513      310     3209 SH       Sole                                       3209
iShares iBoxx $Invest Grade Co COM              464287242    14150   134508 SH       Sole                                     134508
Aeterna Zentaris Inc.          COM              007979990       44    42308 SH       Sole                                      42308
General Electric               COM              369604103    22155   598610 SH       Sole                                     598610
Kroger Company                 COM              501044101      253     9950 SH       Sole                                       9950
Valspar Corp.                  COM              920355104     5602   282360 SH       Sole                                     282360
Aberdeen Asia-Pacific Inc. Fnd COM              003009107      295    47600 SH       Sole                                      47600
Aberdeen Global Income Fund In COM              003013109      277    23000 SH       Sole                                      23000
Morgan Stanley Emerging Market COM              61744h105      120    12500 SH       Sole                                      12500
Hospitalities Trust REIT       COM              44106m102      541    15899 SH       Sole                                      15899
ING Clarion Global REIT        COM              44982g104      422    29881 SH       Sole                                      29881
Excelsior Value & Restructurin COM              19765y514      315 6058.493 SH       Sole                                   6058.493
Franklin Income Fund CL C      COM              353496805       28 11639.914 SH      Sole                                  11639.914
Tiaa-Cref Inst Mid Cap Value I COM              87244w581      769 55539.066 SH      Sole                                  55539.066
Tiaa-Cref Inst Small Cap Value COM              87244w524      725 65326.104 SH      Sole                                  65326.104
Fidelity AMT Tax Free Money Fu COM              316448406     1199 1199145.670 SH    Sole                                1199145.670
Fidelity Institutional MM FDS  COM              316175108     1043 1043033.490 SH    Sole                                1043033.490
Fidelity US Government Money M COM              316413202      632 632181.590 SH     Sole                                 632181.590
Franklin Fed Interm T/F A      COM              354723710      159 14072.120 SH      Sole                                  14072.120
Nuveen Arizona Municipal Bond  COM              67065l104      185 18056.265 SH      Sole                                  18056.265
Putnam Arizona Tax Exempt Inco COM              746441104       93 10554.112 SH      Sole                                  10554.112
UBS Select Money Fund Inst     COM              90262y505     1512 1511746.800 SH    Sole                                1511746.800
MarkWest Energy Partners       COM              570759100      660    21398 SH       Sole                                      21398
Teppco Partners L.P            COM              872384102      481    13934 SH       Sole                                      13934
Advisor's Disciplined Income T COM              30267q347      221  297.000 SH       Sole                                    297.000